UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549
                                 ____________________


                                     FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended :         March 31, 1999

Check here if Amendment [  ]; Amendment number:
This amendment (check only one):  [  ] is a restatement.
                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Mid-Continent Capital, LLC
Address: 55 West Monroe
         Suite 3560
         Chicago, IL 60603

13F File Number:   28-5684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all infomation contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:         John D. Mabie
Title:        Chairman
Phone:        312-372-6100
Signature, Place, and Date of Signing:

    John D. Mabie       Chicago, IL    May 3, 1999


Report Type (check only one):
[x ]     13f Holdings Report
[  ]     13f Notice
[  ]     13f Combination Report

List of Other Managers Reporting for this Manager:
none

I am signing this report as required by the Securities and Exchange
Act of 1934.

         13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          none

Form 13F Information Table Entry Total:          96

Form 13f Information Table Value Total:          394,761

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
Abbott Labs                    Com              002824100     6123   130790 SH
     SOLE                    69490             61300
Alexandria Realty              Com              015271109     7532   284900 SH
     SOLE                   284900
Allstate Corporation           Com              020002101      470    12676 SH
     SOLE                    12676
American Home Products Corp.   Com              026609107      935    14336 SH
     SOLE                    14336
American International Group   Com              026874107      573     4754 SH
     SOLE                     4754
Aon Corp.                      Com              037389103     2462    38925 SH
     SOLE                    24925             14000
Apache Corp.                   Com              037411105      521    20000 SH
     SOLE                    20000
Associates First Capital       Com              046008108      972    21600 SH
     SOLE                    21600
BA Merchant Services, Inc.     Com              055239107    11096   544600 SH
     SOLE                   531600             13000
BMC Software                   Com              055921100     5443   146863 SH
     SOLE                   137863              9000
BP Amoco P L C Sponsored Adr   Com              055622104      334     3307 SH
     SOLE                     3307
Banc One Corp.                 Com              059438101      233     4240 SH
     SOLE                     4240
BankAmerica Corp.              Com              066050105      508     7189 SH
     SOLE                     7189
Bellsouth Corp.                Com              079860102      444    11080 SH
     SOLE                     1080             10000
Berkshire Hathaway Inc Cl A    Com              084670108     7354      103 SH
     SOLE                      103
Berkshire Hathaway Inc Cl B    Com              084670207      806      343 SH
     SOLE                      343
Bristol-Myers                  Com              110122108     5863    91424 SH
     SOLE                    69824             21600
C.H. Robinson                  Com              12541W100     4709   185103 SH
     SOLE                   185103
CSG Systems International Inc. Com              126349109     2090    53000 SH
     SOLE                    53000
CVS Corporation                Com              126650100    22600   475783 SH
     SOLE                   453869             21914
Catalina Marketing Corp        Com              148867104      395     4600 SH
     SOLE                     4600
Championship Auto Racing       Com              158711101      582    20000 SH
     SOLE                    20000
Churchill Downs Inc Com        Com              171484108      420    15000 SH
     SOLE                    15000
Clintrials Research Inc.       Com              188767107      198    33700 SH
     SOLE                    33700
Coca-Cola Company              Com              191216100     1208    19684 SH
     SOLE                    15884              3800
DAOU Systems, Inc.             Com              237015102      136    23202 SH
     SOLE                    23202
Dallas Semiconductor           Com              235204104    19088   494180 SH
     SOLE                   485180              9000
DeVry                          Com              251893103    15978   550982 SH
     SOLE                   550982
Delta Air Lines Inc.           Com              247361108      660     9500 SH
     SOLE                     9500
Du Pont E I De Nemours         Com              263534109      279     4800 SH
     SOLE                                       4800
Duke Realty                    Com              264411505      866    40300 SH
     SOLE                    40300
Education Management Corp      Com              28139T101      246     8000 SH
     SOLE                     8000
Elan Corp.                     Com              284131208     7847   112500 SH
     SOLE                   112500
Eli Lilly And Co.              Com              532457108      204     2400 SH
     SOLE                     2400
Emerson Electric               Com              291011104      265     5000 SH
     SOLE                     5000
Enzon, Inc                     Com              293904108      369    25000 SH
     SOLE                    25000
Exxon Corp.                    Com              302290101      449     6364 SH
     SOLE                     6364
Firstar Corp New Wis Com       Com              33763v109      263     2935 SH
     SOLE                     2935
Freddie Mac (Federal Home Ln M Com              313400301     5940   103650 SH
     SOLE                   103650
GTE Corp.                      Com              362320103      221     3648 SH
     SOLE                     3648
General Electric Co.           Com              369604103    25564   231088 SH
     SOLE                   214588             16500
H & R Block                    Com              093671105    12877   271800 SH
     SOLE                   267800              4000
Hawker Pacific Aerospace       Com              420123101      182    55000 SH
     SOLE                    55000
Hewlett Packard Co.            Com              428236103      509     7504 SH
     SOLE                     7504
Home Depot Incorporated        Com              437076102      430     6900 SH
     SOLE                     6900
Household Intl Inc.            Com              441815107     1328    29100 SH
     SOLE                    26700              2400
IBM                            Com              459200101     5712    32227 SH
     SOLE                    32227
IMC Global Inc.                Com              449669100      307    15000 SH
     SOLE                    15000
Illinois Tool Works Inc.       Com              452308109     9816   158650 SH
     SOLE                   158650
Intel Corp.                    Com              458140100     1391    11698 SH
     SOLE                    11698
International Speedway         Com              460335201     1055    20000 SH
     SOLE                    20000
Interpublic Group Cos Inc      Com              460690100      505     6488 SH
     SOLE                     6488
JG Industries                  Com              466145208       26    34500 SH
     SOLE                    34500
Johnson & Johnson              Com              478160104     1559    16672 SH
     SOLE                    16672
LaSalle Hotel Properties       Com              517942108    10400   784900 SH
     SOLE                   774900             10000
Lowe's Companies               Com              548661107      484     8000 SH
     SOLE                                       8000
MGI, Properties                Com              552885105     8910   325485 SH
     SOLE                   319485              6000
Mercantile Bancorporation      Com              587342106      585    12318 SH
     SOLE                    12318
Merchants Bancorp Inc Illinois Com              588438101      261    10500 SH
     SOLE                    10500
Merck & Co.                    Com              589331107    18638   232614 SH
     SOLE                   216214             16400
Meristar Hospitality Com       Com              58984Y103      353    19401 SH
     SOLE                    19401
Microsoft                      Com              594918104      423     4720 SH
     SOLE                     4720
Minnesota Mng & Mfg Co         Com              604059105      871    12314 SH
     SOLE                     1314             11000
Molex Class A                  Com              608554200      627    24246 SH
     SOLE                    24246
Newell Rubbermaid Inc.         Com              651229106     1766    37182 SH
     SOLE                    21732             15450
Northern Trust Corp.           Com              665859104    29332   330270 SH
     SOLE                   318370             11900
Old Kent Financial             Com              679833103      532    12575 SH
     SOLE                    12575
Outback Steakhouse             Com              689899102      655    20000 SH
     SOLE                    20000
Pegasus Systems Inc.           Com              705906105      211     5304 SH
     SOLE                     5304
Procter & Gamble Co.           Com              742718109      762     7785 SH
     SOLE                      600              7185
Reliastar Financial Corp.      Com              75952U103    16244   381100 SH
     SOLE                   381100
RemedyTemp, Inc.               Com              759549108     6485   516225 SH
     SOLE                   503225             13000
SPSS Inc                       Com              78462K102     6431   392747 SH
     SOLE                   387747              5000
Sara Lee Corp                  Com              803111103    18398   743350 SH
     SOLE                   672550             70800
Schering-Plough                Com              806605101     5635   102000 SH
     SOLE                   102000
Sprint Corporation             Com              852061100      235     2400 SH
     SOLE                     2400
St Paul Bancorp Inc Com        Com              792848103      314    14500 SH
     SOLE                    14500
Staples Incorporated           Com              855030102      464    14100 SH
     SOLE                    14100
Starbucks Corp.                Com              855244109     6864   244600 SH
     SOLE                   244600
Steris Corporation             Com              859152100      266    10000 SH
     SOLE                    10000
Sterling Commerce Inc          Com              859205106    12723   413756 SH
     SOLE                   406356              7400
Strayer Education              Com              863236105     8878   239951 SH
     SOLE                   239951
Triumph Group                  Com              896818101     5748   244600 SH
     SOLE                   244600
Union Pac Corp                 Com              907818108      318     5948 SH
     SOLE                     5948
United States Filter Com New   Com              911843209     8544   279000 SH
     SOLE                   279000
Walgreen Co.                   Com              931422109     4334   153400 SH
     SOLE                   153400
Walt Disney                    Com              254687106      966    31031 SH
     SOLE                    31031
Xerox Corp.                    Com              984121103      443     8500 SH
     SOLE                     8500
Zebra Technology               Com              989207105    12200   513675 SH
     SOLE                   502675             11000
Owens Ill Inc Pfd Conv $2.375  Pfd. Conv.       690768502     1630    44725 SH
     SOLE                    44725
Prologis Trust Preferred Cv  S Pfd. Conv.       743410300     3447   135525 SH
     SOLE                   124025             11500
Sealed Air Corp. Cv. Pfd. Seri Pfd. Conv.       81211K209      485     9800 SH
     SOLE                     9800
The Rouse Company              Cnv              779273AA9       24    25000 PRN
     SOLE                    25000
Morgan Stanley Emerging Market Com              61744G107      115 12051.000SH
     SOLE                12051.000
Templeton Emerging Markets     Com              880191101      201 18282.000SH
     SOLE                 8586.000          9696.000
